Brazilian accounts receivable securitization program (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities
The following table summarizes the collateralized debt as of December 31, 2023:

SPV	Collateralized debt	Interest rate	Currency	Maturity
Koin K-FIDC - Current	$7,534	CDI +5.25% (*)	Brazilian Reais	December, 2024
Total	$7,534

(*) As of December 31, 2023, CDI equals 11.65%

The assets and liabilities of the SPV included in our consolidated financial statements as of December 31, 2023 and 2022 are as follows:

Vert-Koin:

	As of December 31, 2023	As of December 31, 2022
Restricted cash and cash equivalents	$—	$1,492
Loans receivable	—	3,963
Allowance for credit losses	—	(550)
Total current assets	$—	$4,905
Loans receivable, net	$—	$—
Total non-current assets	$—	$—
Total assets	$—	$4,905

	As of December 31, 2023	As of December 31, 2022
Accounts payable	$—	$2
Collateralized debt	—	2,314
Other payables	—	1
Total current liabilities	$—	$2,317
Collateralized debt	—	2,231
Total non-current liabilities	$—	$2,231
Total liabilities	$—	$4,548

K-FDIC:

	As of December 31, 2023	As of December 31, 2022
Restricted cash and cash equivalents	$4,108	$—
Loans receivable	10,702	—
Allowance for credit losses	(1,718)	—
Other receivables and prepaid expenses	749	—
Total current assets	13,841	—
Total assets	$13,841	$—

	As of December 31, 2023	As of December 31, 2022
Accounts payable	$15	$—
Collateralized debt	7,533	—
Total current liabilities	$7,548	$—
Total liabilities	$7,548	$—